Operating Leases - Schedule of Future Minimum Lease Payments (Details) (IMAC Regeneration Center of St Louis, LLC) (10-K) - USD ($)	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
2019	$ 795,707
2020	795,707
2021	760,101
2022	638,582
Thereafter	1,651,213
Total	$ 4,883,802
IMAC Regeneration Center of St. Louis, LLC [Member]
2018			$ 254,866
2019		$ 254,866	254,866
2020		254,866	254,866
2021		254,866	260,341
2022		260,341	253,565
Thereafter		753,360	753,360
Total		$ 1,968,148	$ 2,031,864